UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21237

Unified Series Trust
(Exact name of registrant as specified in charter)

Unified Fund Services, Inc.	2960 N. Meridian Street, Suite 300	Indianapolis, IN 46208
(Address of principal executive offices)	(Zip code)

Christopher E. Kashmerick

Unified Fund Services, Inc.

2960 N. Meridian Street, Suite 300

Indianapolis, IN 46208

(Name and address of agent for service)

Registrant's telephone number, including area code:	317-917-7000

Date of fiscal year end:	3/31

Date of reporting period:	12/31/08

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

DEAN FUNDS
DEAN LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS
December 31, 2008
(Unaudited)

Shares	COMMON STOCKS - 99.40%	Value

	Aircraft Engines & Engine Parts - 2.33%
4,646	United Technologies Corp.	$ 249,026

	Biological Products (No Diagnostic Substances) - 1.95%
3,618	Amgen, Inc. *	208,940

	Books: Publishing or Publishing and Printing - 0.82%
3,800	McGraw-Hill Companies Inc.	88,122

	Bottled & Canned Soft Drinks & Carbonated Waters - 1.82%
16,200	Coca-Cola Enterprises, Inc.	194,886

	Commercial Printing - 0.93%
7,300	R.R. Donnelley & Sons Co.	99,134

	Construction, Mining & Materials Handling Machinery & Equipment - 1.95%
6,350	Dover Corp.	209,042

	Converted Paper & Paperboard Products - 0.98%
1,987	Kimberly-Clark Corp.	104,794

	Crude Petroleum & Natural Gas - 5.13%
2,200	Anadarko Petroleum Corp.	84,810
2,436	Apache Corp.	181,555
2,754	Devon Energy Corp.	180,965
1,700	Occidental Petroleum Corp.	101,983
		549,313

	Electromedical & Electrotherapeutic Apparatus - 1.53%
5,227	Medtronic, Inc.	164,232

	Electronic & Other Electrical Equipment (No Computer Equipment) - 3.08%
20,320	General Electric Co.	329,184

	Electronic Computers - 2.05%
21,420	Dell, Inc. *	219,341

	Fire, Marine & Casualty Insurance - 1.92%
6,259	Allstate Corp.	205,045

	General Industrial Machinery & Equipment - 1.80%
5,500	Illinois Tool Works, Inc.	192,775

	Hospital & Medical Service Plans - 4.16%
12,000	UnitedHealth Group, Inc.	319,200
3,000	WellPoint, Inc. *	126,390

		445,590

	Insurance Agents Brokers & Services - 2.34%
7,185	MetLife, Inc.	250,469

	Metal Mining - 0.94%
4,117	Freeport McMoRan Copper & Gold, Inc.	100,620

	Miscellaneous Industrial & Commercial Machinery & Equipment - 1.88%
4,037	Eaton Corp.	200,679

*See accompanying notes which are an integral part of these financial statements.

DEAN FUNDS
DEAN LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS - continued
December 31, 2008
(Unaudited)

Shares	COMMON STOCKS - 99.40% - continued	Value

	National Commercial Banks - 9.60%
11,542	Bank of America Corp.	$ 162,511
12,400	Citigroup, Inc.	83,204
5,708	JPMorgan Chase & Co.	179,973
5,500	SunTrust Banks, Inc.	162,470
8,800	U.S. Bancorp	220,088
7,409	Wells Fargo & Co.	218,417
		1,026,663

	Paints, Varnishes, Lacquers, Enamels & Allied Products - 2.89%
7,300	PPG Industries, Inc.	309,739

	Petroleum Refining - 14.23%
3,200	BP plc (a)	149,568
4,750	Chevron Corp.	351,358
6,893	ConocoPhillips	357,057
6,300	Exxon Mobil Corp.	502,929
1,500	Murphy Oil Corp.	66,525
4,402	Valero Energy Corp.	95,259
		1,522,696

	Pharmaceutical Preparations - 6.68%
6,169	Eli Lilly & Co.	248,426
2,200	Johnson & Johnson	131,626
18,900	Pfizer, Inc.	334,719
		714,771

	Plastic Material, Synthetic Resins & Nonvulcan Elastomers - 0.56%
4,000	Dow Chemical Co.	60,360

	Printed Circuit Boards - 0.45%
7,100	Jabil Circuit, Inc.	47,925

	Public Building and Related Furniture - 0.80%
4,700	Johnson Controls, Inc.	85,352

	Pumps & Pumping Equipment - 2.19%
5,100	ITT Corp.	234,549

	Retail - Department Stores - 2.23%
6,600	Kohl's Corp. *	238,920

	Retail - Lumber & Other Material Dealers - 1.12%
5,200	Home Depot, Inc.	119,704

	Retail - Miscellaneous Shopping Goods Stores - 2.18%
13,000	Staples, Inc.	232,960

	Retail - Radio, TV & Consumer Electronics Stores - 2.42%
9,198	Best Buy Co., Inc.	258,556

	Semiconductors & Related Divices - 2.04%
14,894	Intel Corp.	218,346

	Services - Advertising Agencies - 0.81%
3,200	Omnicom Group, Inc.	86,144

	Services - Computer Intergrated Systems Design - 2.27%
6,900	Computer Sciences Corp. *	242,466

*See accompanying notes which are an integral part of these financial statements.

DEAN FUNDS
DEAN LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS - continued
December 31, 2008
(Unaudited)

Shares	COMMON STOCKS - 99.40% - continued	Value

	Services - Prepackaged Software - 2.89%
15,900	Microsoft Corp.	$ 309,096

	Soaps, Detergents, Cleaning Preparations, Perfumes, Cosmetics - 1.05%
1,810	Procter & Gamble Co.	111,894

	State Commercial Banks - 1.84%
3,309	Capital One Financial Corp.	105,524
1,600	M&T Bank Corp.	91,856
		197,380

	Surgical & Medical Instruments & Apparatus - 2.10%
3,900	3M Co.	224,406

	Telephone Communications (No Radiotelephone) - 3.63%
4,000	AT&T, Inc.	114,000
8,100	Verizon Communications, Inc.	274,590
		388,590

	Wholesale - Groceries & Related Products - 1.81%
8,441	Sysco Corp.	193,637

	TOTAL COMMON STOCKS (Cost $14,914,055)	10,635,346

	MONEY MARKET SECURITIES - 0.42%
45,335	AIM STIT-STIC Prime Portfolio - Class I, 1.06% (b)	45,335

	TOTAL MONEY MARKET SECURITIES (Cost $45,335)	45,335

	TOTAL INVESTMENTS (Cost $14,959,390) - 99.82%	$ 10,680,681

	Other assets in excess of liabilities - 0.18%	19,056

	TOTAL NET ASSETS - 100.00%	$ 10,699,737

* Non-income producing securities.
(a) American Depositary Receipt - A negotiable certificate issued by a U.S. bank representing a specific number of shares of a foreign stock traded on a U.S. exchange.
(b) Variable rate security; the money market rate shown represents the rate at December 31, 2008.

Tax Related
Unrealized appreciation		$ 123,546
Unrealized depreciation		$ (4,402,255)
Net unrealized depreciation		$ (4,278,709)

Aggregate cost of securities for income tax purposes		$ 14,959,390

*See accompanying notes which are an integral part of these financial statements.

DEAN FUNDS
DEAN SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS
December 31, 2008
(Unaudited)

Shares	COMMON STOCKS - 96.63%	Value

	Arrangement of Transportation of Freight & Cargo - 1.78%
19,740	Pacer International, Inc.	$ 205,888

	Ball & Roller Bearings - 2.16%
7,266	Kaydon Corp.	249,587

	Computer Peripheral Equipment - 1.80%
37,651	RadiSys Corp. *	208,210

	Crude Petroleum & Natural Gas - 5.21%
16,340	Berry Petroleum Co. - Class A	123,530
6,592	Penn Virginia Corp.	171,260
10,094	St. Mary Land & Exploration Co.	205,009
7,149	W&T Offshore, Inc.	102,374
		602,173

	Cutlery, Handtools, & General Hardware - 3.93%
16,373	Simpson Manufacturing Co., Inc.	454,515

	Deep Sea Foreign Transportation of Freight - 2.56%
53,450	DHT Maritime, Inc.	296,113

	Drawing and Insulating Nonferrous Wire - 2.63%
17,191	General Cable Corp.*	304,109

	Electric Services - 2.34%
13,991	Great Plains Energy, Inc.	270,446

	Electromedical & Electrotherapeutic Apparatus - 1.87%
9,045	CONMED Corp. *	216,537

	Footwear - 2.07%
11,400	Wolverine World Wide, Inc.	239,856

	Investment Advice - 8.78%
17,485	Alliancebernstein Holding L.P.	363,513
154,405	Pzena Investment Management, Inc. - Class A	651,589
		1,015,102

	Investment Companies - 2.29%
22,097	Prospect Capital Corp.	264,501

	Miscellaneous Electrical Machinery, Equipment & Supplies - 1.23%
21,000	Electro Scientific Industries, Inc. *	142,590

	Miscellaneous Industrial & Commercial Machinery & Equipment - 1.93%
6,700	Curtiss-Wright Corp.	223,713

	Miscellaneous Manufacturing Industries - 1.66%
28,153	China Fire & Security Group, Inc. *	191,722

	National Commercial Banks - 6.02%
3,929	City National Corp.	191,342
14,061	First Financial Bancorp.	174,216
5,460	FirstMerit Corp.	112,421
25,167	Hampton Roads Bankshares, Inc.	218,198
		696,177

*See accompanying notes which are an integral part of these financial statements.

DEAN FUNDS
DEAN SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS - continued
December 31, 2008
(Unaudited)

Shares	COMMON STOCKS - 96.63% - continued	Value

	Office Furniture - 1.24%
11,000	Herman Miller, Inc.	$ 143,330

	Oil and Gas Field Exploration Services - 2.96%
19,236	Dawson Geophysical Co. *	342,593

	Operative Builders - 1.03%
10,925	Pulte Homes, Inc.	119,410

	Pharmaceutical Preparations - 1.96%
23,972	Biovail Corp.	226,536

	Retail - Auto Dealers & Gasoline Stations - 1.59%
23,980	Penske Automotive Group, Inc.	184,166

	Retail - Eating Places - 4.49%
2,785	Panera Bread Co. - Class A *	145,488
62,918	The Steak N' Shake Co. *	374,362
		519,850

	Retail - Miscellaneous Shopping Goods Stores - 2.58%
6,226	Barnes & Noble, Inc.	93,390
14,493	Dick's Sporting Goods, Inc. *	204,496
		297,886

	Retail - Shoe Stores - 2.18%
20,280	DSW, Inc. - Class A *	252,689

	Savings Institution, Not Federally Chartered - 0.97%
6,963	First Niagara Financial Group, Inc.	112,592

	Services - Computer Processing & Data Preparation - 1.03%
8,690	Perot Systems Corp. - Class A *	118,792

	Services - Help Supply Services - 4.03%
139,028	Hudson Highland Group, Inc. *	465,744

	Services - Mailing, Reproduction, Commercial Art & Photography - 1.19%
20,025	American Reprographics Co. *	138,173

	Services - Miscellaneous Amusement & Recreation - 3.20%
13,919	Vail Resorts, Inc. *	370,245

	Services - Prepackaged Software - 4.24%
14,642	Manhattan Associates, Inc. *	231,490
20,500	Parametric Technology Corp. *	259,325
		490,815

	State Commercial Banks - 0.94%
5,705	Glacier Bancorp, Inc.	108,509

	Surety Insurance - 4.94%
47,895	Old Republic International Corp.	570,908

*See accompanying notes which are an integral part of these financial statements.

DEAN FUNDS
DEAN SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS - continued
December 31, 2008
(Unaudited)

Shares	COMMON STOCKS - 96.63% - continued	Value

	Water Transportation - 1.45%
6,700	Alexander & Baldwin, Inc.	$ 167,902

	Wholesale - Chemicals & Allied Products - 1.71%
10,000	Innophos Holdings, Inc.	198,100

	Wholesale - Miscellaneous Durable Goods - 4.52%
13,886	Schnitzer Steel Industries, Inc. - Class A	522,808

	Wood Household Furniture (No Upholstered) - 2.12%
17,039	Ethan Allen Interiors, Inc.	244,851

	TOTAL COMMON STOCKS (Cost $15,895,301)	11,177,138

	REAL ESTATE INVESTMENT TRUST - 0.95%
6,366	National Retail Properties, Inc.	109,432

	TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $130,495)	109,432

	MUTUAL FUNDS - 1.67%
24,400	Blackrock Global Floating Rate Income Trust Fund	192,760

	TOTAL MUTUAL FUNDS (Cost $237,054)	192,760

	MONEY MARKET SECURITIES - 0.43%
49,932	AIM STIT-STIC Prime Portfolio - Class I, 1.06% (a)	49,932

	TOTAL MONEY MARKET SECURITIES (Cost $49,932)	49,932

	TOTAL INVESTMENTS (Cost $16,312,782) - 99.68%	$ 11,529,262

	Assets in excess of liabilities - 0.32%	37,345

	TOTAL NET ASSETS - 100.00%	$ 11,566,607

* Non-income producing securities.
(a) Variable rate security; the money market rates shown respresent the rate at December 31, 2008.

Tax Related
Unrealized appreciation		$ 219,738
Unrealized depreciation		(5,003,258)
Net unrealized depreciation		$ (4,783,520)

Aggregate cost of securities for income tax purposes		$ 16,312,782

*See accompanying notes which are an integral part of these financial statements.

DEAN FUNDS
DEAN INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS
December 31, 2008
(Unaudited)

Shares	COMMON STOCKS - 90.55%	Value

	Australia - 3.36%
5,198	Newcrest Mining Ltd.	$ 122,820
6,271	QBE Insurance Group Ltd.	112,846
55,907	Telstra Corp. Ltd.	149,288
		384,954

	Austria - 0.67%
3,413	Strabag SE	76,857

	Bermuda - 3.32%
2,238	Credicorp Limited	111,810
150,000	Huabao International Holdings Ltd.	98,320
9,200	Jardine Matheson Holdings Ltd.	170,200
		380,330

	Brazil - 4.80%
7,088	All America Latina Logistica (ALL)	30,395
5,200	GVT Holding SA *	56,571
1,853	Compania de Bebidas das Americas (AmBev) (a)	82,106
11,531	Compania Vale do Rio Doce (Vale) (a)	122,805
6,372	Petroleo Brasileiros S.A. (a)	130,053
9,196	Tele Norte Leste Participacoes S.A. (Telemar) (a)	128,008
		549,938

	Canada - 0.36%
2,151	Suncor Energy, Inc.	41,330

	Cayman Islands - 1.06%
54,000	China Resourses Land Ltd.	66,192
9,490	Subsea 7, Inc.*	54,890
		121,082

	China - 0.27%
38,000	Harbin Power Equipment Co., Ltd.	31,429

	Finland - 0.63%
4,227	Elisa Oyj	72,271

	France - 3.99%
2,102	Alstom S.A.	122,660
954	Air Liquide SA	86,794
2,043	GDF Suez	100,318
3,543	Thales SA	146,911
		456,683
	Germany - 6.38%
2,818	Bayer AG	162,131
1,561	Deutsche Boerse AG	110,229
8,097	Deutsche Telekom AG	120,768
2,096	Fresenius Medical Care AG & Co.	97,953

*See accompanying notes which are an integral part of these financial statements.

DEAN FUNDS
DEAN INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS - continued
December 31, 2008
(Unaudited)

Shares	COMMON STOCKS - 90.55% - continued	Value

	Germany - 6.38% - continued
3,218	K+S AG	$ 180,671
4,289	Symrise AG	59,202
		730,954

	Ireland - 0.64%
2,963	CRH Plc	73,519

	Japan - 23.55%
48,000	Bank of Yokohama, Ltd./The	275,874
2,700	CANON, INC.	82,504
18,000	Daiwa Securities Group, Inc.	104,446
20	East Japan Railway Co.	152,013
3,800	IBIDEN CO., LTD.	76,210
78	JAPAN TOBACCO, INC.	253,833
34	KDDI CORPORATION	238,169
4,600	KONAMI Corp.	115,698
7,000	Mitsubishi Corp.	95,598
500	Nintendo Co., Ltd.	186,156
20	NIPPON TELEGRAPH AND TELEPHONE CORP. (NTT)	103,257
30,100	NISSAN MOTOR CO., Ltd.	106,255
90	NTT URBAN DEVELOPMENT CORPORATION	94,319
2,200	ROHM COMPANY LTD.	109,211
1,800	SAWAI PHARMACEUTICAL CO., LTD.	87,965
2,100	SECOM CO., LTD.	106,564
4,100	Seven & I Holdings Co., Ltd.	137,948
800	SHIRMAMURA CO., Ltd.	60,982
2,600	Takeda Pharmaceutical Company Limited	133,083
2,590	YAMADA DENKI CO., LTD.	176,571
		2,696,656

	Luxembourg - 0.82%
2,053	Millicom International Cellular S.A. (c)	93,330

	Malaysia - 1.47%
54,800	Bursa Malaysia Bhd	81,567
97,200	Telekom Malaysia Berhad	86,525
		168,092

	Netherlands - 3.13%
12,548	Koninklijke Ahold NV	153,318
8,513	Unilever NV	205,192
		358,510

	Norway - 1.51%
10,593	StatoilHydro ASA	172,312

	Russia - 0.55%
1,995	Gazprom (a)	28,429
6,266	Sistema JSFC (b)	34,463
		62,892

*See accompanying notes which are an integral part of these financial statements.

DEAN FUNDS
DEAN INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS - continued
December 31, 2008
(Unaudited)

Shares	COMMON STOCKS - 90.55% - continued	Value

	Singapore - 0.67%
10,000	DBS Group Holdings Ltd.	$ 58,440
5,000	DBS Group Holdings Ltd. (d)	17,947
		76,387

	South Africa - 1.21%
13,975	Gold Fields Limited	138,917

	South Korea - 0.87%
12,626	LG Telecom Ltd.	99,540

	Switzerland - 13.45%
5,715	ABB Ltd. *	83,652
2,224	Actelion Ltd. *	124,113
2,800	Bank Sarasin & Cie AG	82,864
2,652	Credit Swiss Group AG	71,009
871	Lonza Group AG	79,825
7,600	Nestlé SA	297,031
4,020	Novartis AG	199,036
2,007	Roche Holding AG	306,405
418	Syngenta AG	78,699
466	Verwaltungs - und Privat-Bank AG	61,337
736	Zurich Financial Services AG	156,964
		1,540,935

	Thailand - 0.91%
52,300	Bangkok Bank, Public Company Limited	104,510

	United Kingdom - 16.93%
3,769	Admiral Group Plc	49,314
3,149	Anglo American PLC	69,998
23,288	BAE Systems plc	126,150
36,961	BP plc	279,532
5,043	British American Tobacco p.l.c.	130,516
7,307	GlaxoSmithkline plc	134,951
24,077	ICAP plc	99,527
15,087	Prudential plc	90,348
4,847	Royal Dutch Shell 'B PLC	120,286
13,417	Smith & Nephew plc	84,592
17,737	Standard Chartered plc	223,147
15,053	St. James Place Plc	38,525
20,877	Tesco plc	108,062
12,427	Venture Production plc	76,072
154,248	Vodafone Group Plc	308,274
		1,939,294

*See accompanying notes which are an integral part of these financial statements.

DEAN FUNDS
DEAN INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS - continued
December 31, 2008
(Unaudited)

Value

TOTAL COMMON STOCKS (Cost $13,648,176)	$ 10,370,722

TOTAL INVESTMENTS (Cost $13,648,176) - 90.55%	10,370,722

Cash and other assets less liabilities - 9.45%	1,082,048

TOTAL NET ASSETS - 100.00%	$ 11,452,770

* Non-income producing securities.
(a) American Depositary Receipt - A negotiable certificate issued by a U.S. bank representing a specific number of shares of a foreign stock traded on a U.S. exchange.
(b) Global Depositary Receipt - A negotiable certificate held in the bank of one country representing a specific number of shares of a stock traded on an exchange of another country.
(c) Swedish Depository Receipt - A negotiable certificate issued by a Swedish Bank representing foreign securities held at a custodian bank and trading on the Stockholm exchange.
(d) Rights

Tax Related
Unrealized appreciation	$ 237,502
Unrealized depreciation	(3,514,956)
Net unrealized depreciation	$ (3,277,454)

Aggregate cost of securities for income tax purposes	$ 13,648,176

*See accompanying notes which are an integral part of these financial statements.

DEAN FUND
DEAN INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS
December 31, 2008
(Unaudited)

DIVERSIFICATION OF ASSETS:	Percentage of
Net Assets
Telecom	10.51%
Healthcare	10.78%
Financial Services	8.67%
Banking	7.49%
Oil & Natural Gas	7.38%
Electronics	6.58%
Insurance	6.33%
Retail	6.38%
Food & Beverages	2.49%
Chemicals	4.26%
Mining and Metals	3.97%
Tobacco Products	3.22%
Services	2.73%
Real Estate	2.79%
Diversified	4.03%
Transportation	1.03%
Motor Vehicles	1.63%
Manufacturing	0.27%
Total	90.55%
Cash and other assets less liabilities	9.45%
Grand Total	100.00%

*See accompanying notes which are an integral part of these financial statements.

Dean Funds

Related Notes to the Schedule of Investments

December 31, 2008

(Unaudited)

Security valuation – Equity securities are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the~~-~~counter market generally are valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust (“the Board”).

Fixed income securities are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, subject to review of the Board. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. The ability of issuers of debt securities held by the company to meet their obligations may be affected by economic and political developments in a specific country or region.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value controls, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s net asset value (“NAV”) calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations. Investments in foreign securities, junk bonds, or other thinly traded securities are more likely to trigger fair valuation than other securities.

Security Transactions and Related Income - The Funds follow industry practice and record security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with each Fund’s understanding of the applicable country’s tax rules and rates.

Federal income tax – It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in subchapter M of the Internal Revenue Code of 1986, as amended and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes. If the required amount of net investment income is not distributed, the Fund could incur a tax expense.

Dean Funds

Related Notes to the Schedule of Investments – continued

December 31, 2008

(Unaudited)

Fair Value Measurements – The Funds adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective December 1, 2007. In accordance with FAS 157, fair value is defined as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

The Fund values its common stocks and real estate investment trusts at the closing price established by the market exchange on which they trade. Money market securities are valued at amortized cost. Any fixed income securities the Fund may own are valued by a pricing service using an evaluated price method established by the pricing service. To date, the Advisor has not had to provide any fair value pricing for any securities held by the Fund (Level 3 Securities). For additional information on the Fund’s security valuation policies, refer to the Securities Valuation section in this Note.

The following is a summary of the inputs used to value the Dean Large Cap Value Fund’s assets as of December 31, 2008:

Valuation Inputs	Investments in Securities	Other Financial Instruments (i.e., off-balance sheet items)*
Level 1 –Quoted Prices in Active Markets	$ 10,680,681	$ -
Level 2 – Other Significant Observable Inputs	$ -	$ -
Level 3 – Significant Unobservable Inputs	$ -	$ -
Total	$ 10,680,681	$ -

*Other financial instruments include futures, forwards, and swap contracts.

FAS 157 requires a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value. The Fund(s) did not hold any assets at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation is included for this reporting period.

Dean Funds

Related Notes to the Schedule of Investments – continued

December 31, 2008

(Unaudited)

The following is a summary of the inputs used to value the Dean Small Cap Value Fund’s assets as of December 31, 2008:

Valuation Inputs	Investments in Securities	Other Financial Instruments (i.e., off-balance sheet items)*
Level 1 –Quoted Prices in Active Markets	$ 11,529,262	$ -
Level 2 – Other Significant Observable Inputs	$ -	$ -
Level 3 – Significant Unobservable Inputs	$ -	$ -
Total	$ 11,529,262	$ -
*Other financial instruments include futures, forwards, and swap contracts.

FAS 157 requires a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value. The Fund(s) did not hold any assets at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation is included for this reporting period.

The following is a summary of the inputs used to value the Dean International Fund’s assets as of December 31, 2008:

Valuation Inputs	Investments in Securities	Other Financial Instruments (i.e., off-balance sheet items)*
Level 1 –Quoted Prices in Active Markets	$ 10,370,722	$ -
Level 2 – Other Significant Observable Inputs	$ -	-
Level 3 – Significant Unobservable Inputs	$ -	$ -
Total	$ 10,370,722	$ -
*Other financial instruments include futures, forwards, and swap contracts.

FAS 157 requires a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value. The Fund(s) did not hold any assets at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation is included for this reporting period.

Foreign Currency Translation - With respect to the International Fund, amounts denominated in or expected to settle in foreign currencies are translated into U.S. dollars based on exchange rates on the following basis: a) the market values of investment securities and other assets and liabilities are translated at the closing rate of exchange each day and b) purchases and sales of investment securities and income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions. The International Fund isolates the portion of the results of operations from changes in foreign exchange rates on investments from those resulting from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains and losses from investments. Reported net realized foreign exchange gains or losses arise from 1) sales of foreign currencies, 2) currency gains or losses realized between the trade and settlement dates on securities transactions, and 3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the International Fund’s books, and the U.S. dollar equivalent to the amounts actually received or paid. Reported net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities, other than investments, resulting from changes in exchange rates.

Derivative Instruments and Hedging Activities – In March 2008, FASB issued Statement on Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (SFAS 161), effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the Funds’ derivative and hedging activities, including how such activities are accounted for and their effect on the Funds’ financial position, performance and cash flows. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Funds’ financial statements and related disclosures.

Item 2. Controls and Procedures.

(a)       Based on an evaluation of the registrant’s disclosure controls and procedures as of February 23, 2009, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications by the registrant's principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant_____Unified Series Trust_______________

By
/s/ Anthony J. Ghoston
Anthony J. Ghoston, President

Date	02/24/09

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

/s/ Anthony J. Ghoston
Anthony J. Ghoston, President

Date	02/24/09

By

_____/s/ Christopher E. Kashmerick

Christopher E. Kashmerick, Treasurer

Date	02/24/09